Short-Term Debt (Details) (USD $)	0 Months Ended
	Apr. 03, 2012	Aug. 03, 2011 Bank Of America, N.A. [Member]	Dec. 31, 2012 Minimum [Member]
Amount of revolving credit facility		$ 50,000,000
Revolving credit facility maturity period		1 year
Debt instrument, basis spread on variable rate		2.50%
Debt to EBITDA ratio			250.00%
Borrowed revolving credit facility	$ 10,000,000